Average Annual Total Returns (Vanguard FTSE All-World ex-US Index Fund Retail)	Vanguard FTSE All-World ex-US Index Fund Vanguard FTSE All-World ex-US Index Fund - Admiral Shares 11/1/2013 - 10/31/2014	Vanguard FTSE All-World ex-US Index Fund Vanguard FTSE All-World ex-US Index Fund - Investor Shares 11/1/2013 - 10/31/2014	Return After Taxes on Distributions Vanguard FTSE All-World ex-US Index Fund Vanguard FTSE All-World ex-US Index Fund - Admiral Shares 11/1/2013 - 10/31/2014	Return After Taxes on Distributions and Sale of Fund Shares Vanguard FTSE All-World ex-US Index Fund Vanguard FTSE All-World ex-US Index Fund - Admiral Shares 11/1/2013 - 10/31/2014	FTSE All-World ex US Index Vanguard FTSE All-World ex-US Index Fund Vanguard FTSE All-World ex-US Index Fund - Admiral Shares 11/1/2013 - 10/31/2014	FTSE All-World ex US Index Vanguard FTSE All-World ex-US Index Fund Vanguard FTSE All-World ex-US Index Fund - Investor Shares 11/1/2013 - 10/31/2014
Average Annual Returns for Periods Ended December 31, 2014
One Year	(4.05%)	(4.21%)	(4.87%)	(1.69%)	(3.31%)	(3.31%)
Five Years		4.38%				4.75%
Since Inception	8.97%	1.41%	8.08%	7.02%	9.13%	1.94%